Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 64,700	$ 69,100	$ 42,500	$ 56,500	$ 78,200	$ 71,300	$ 54,700	$ 39,000	$ 232,764	$ 243,196	$ (56,933)
Other comprehensive (loss) income, net of tax:
Net unrealized (loss) gain on derivatives, net of tax									315	1,568	(3,716)
Foreign currency translation adjustments									(72,715)	(70,441)	53,895
Pension adjustments, net of tax									(24,161)	(14,582)	(41,778)
Other comprehensive (loss) income, net of tax									(96,561)	(83,455)	8,401
Comprehensive (loss) income, net of tax									136,203	159,741	(48,532)
Noncontrolling interests in comprehensive loss of consolidated subsidiaries, net of tax									(1,652)	(2,624)	(1,634)
Comprehensive (loss) income attributable to AECOM, net of tax									$ 134,551	$ 157,117	$ (50,166)